Inventories	9 Months Ended
Sep. 30, 2023
Inventories
Inventories

8. Inventories

The inventories include only raw materials and supplies amounting to EUR 23,300k (December 31, 2022: EUR 23,989k), which are recoverable under the Company’s agreements with its collaboration partners. During the nine months ended September 30, 2023, the decrease in inventory of EUR 689k is due primarily to further write-offs and the usage of raw material for R&D purposes, partially compensated by purchases of raw material.